Other Income - Net - Summary of Other Income - Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Dividend income from financial assets at fair value through other comprehensive income	¥ 203	¥ 206	¥ 357
Others	580	1,074	1,234
Other income - net	¥ 783	¥ 1,280	¥ 1,591